Contingencies, commitments and restrictions on the distribution of profits	12 Months Ended
Dec. 31, 2025
Contingencies, commitments and restrictions on the distribution of profits
Contingencies, commitments and restrictions on the distribution of profits

26       Contingencies, commitments and restrictions on the distribution of profits

a. Contingencies

CAAP and its subsidiaries are, from time to time, subject to various claims, lawsuits and other legal proceedings, including customer claims, in which third parties are seeking payment for alleged damages, reimbursement for losses or indemnity. Some of these claims, lawsuits and other legal proceedings are subject to substantial uncertainties. Accordingly, the potential liability with respect to such claims, lawsuits and other legal proceedings cannot be estimated with certainty. Management, with the assistance of legal counsel, periodically reviews the status of each significant matter and assesses potential financial exposure. If a potential loss from a claim, lawsuit or proceeding is considered probable and the amount can be reasonably estimated, a provision is recorded. Accruals for loss contingencies reflect a reasonable estimate of the losses to be incurred based on information available to management as of the date of preparation of the Financial Statements, and take into consideration the Group’s litigation and settlement strategies.

The Company believes that the aggregate provisions recorded for losses in these Consolidated Financial Statements, are adequate based upon currently available information.

Argentina legal proceedings

AA2000 Environmental proceedings

Pursuant to the Final Memorandum of Agreement entered into with the Argentine Government, dated April 3, 2007, AA2000 is required to assess and remediate environmental damage at their airports in Argentina.

In August 2005, a civil action was brought by ASSUPA, a non-governmental organization, against Shell Oil Company for alleged environmental damages caused by an oil spill at Ezeiza Airport and, in September 2006, AA2000 was called to intervene as a third party at the request of the plaintiff. The lawsuit alleges that AA2000 is jointly liable with Shell due to the fact that AA2000 manages the real property at which the environmental damages occurred. AA2000 has asserted that Shell is solely responsible for any damages. As of the date of these Consolidated Financial Statements, Shell Oil Company and the ORSNA are jointly implementing a damage remediation plan.

In August 2011, ASSUPA brought a civil action against AA2000 in an Argentine administrative federal court in the City of Buenos Aires (Justicia Federal en lo Contencioso Administrativo de la Capital Federal), under the General Environmental Law No. 25,675, requesting compensation for environmental damage caused in all airports under the AA2000 Concession Agreement.

A “General Remediation Agreement” was entered into with ASSUPA, under which the execution of airport-specific improvement and renovation works was agreed. It was also agreed that these remediation works would be funded out of the Trust Fund for Funding Infrastructure Works in airports under the AA2000 Concession Agreement.

In connection with the civil action filed by ASSUPA, on April 15, 2021, a specific agreement covering the improvement and renovation works at Ezeiza airport was signed.

The agreements entered into with ASSUPA were submitted to ORSNA and were also approved by the Court hearing the civil action filed by ASSUPA on August 30, 2021.

In addition, an agreement covering the fees of ASSUPA’s legal counsel and technical experts has also been signed. The monetary amount of this agreement was recognized as of September 30, 2021 and was included in Other operating expenses line.

The amounts to be paid in connection with the remediation works will be considered investments under the AA2000 Concession Agreement.

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

a. Contingencies (Cont.)

Argentina legal proceedings (Cont.)

ANSA civil proceedings

On October 26, 2018, ANSA was served with a complaint from a supplier alleging ANSA’s breach of contract for the financing of the construction of a hangar at the airport of Neuquén.

On July 7, 2022, the first instance judgment rejected the claim and imposed the payment of the Court costs to the plaintiff who appealed.

On December 13, 2023, the Court of Appeals partially upheld the plaintiff’s appeal on the merits and reversed the first instance ruling, ordering ANSA to pay the sum of USD 0.6 million plus USD 0.3 million in interest (set as of December 31, 2025, at an annual rate of 8%). The legal costs of both instances were put on the charges of ANSA and represent, in total to 53.3% of the judgment amount and on appeal were reduced to 15.6% of the judgment amount for the first-instance proceedings and 30% of that figure for the second-instance proceedings.

ANSA has appealed this ruling before the Supreme Court of Neuquén on both, the merits and the Court costs and the former counsel appealed just on the amount of the fess. The likelihood of success of ANSA’s appeal is uncertain although there are reasonable grounds to challenge the second instance ruling. Conversely, the chances of success of the counsel’s appeal are low. Both extraordinary appeals are pending.

The appeal does not prevent the beneficiaries of the judgment from requesting provisional seizures against ANSA to ensure the collection of their fees if the judgment is upheld. These seizures cannot be executed until the provincial extraordinary appeal is resolved and will proceed only if the appeal is dismissed. If seizures are requested, they will need to be backed by insurance policies. Counsel’s fees should be covered by the insurance policy previously submitted in the proceedings.

ANSA also received a claim from a supplier of USD 0.5 million regarding a breach of contract. Within the framework of the lawsuit, the court ordered an attachment order on ANSA’s bank accounts in the amount of USD 0.3 million, which was replaced by an insurance offered by ANSA in the amount of USD 0.5 million. On September 11, 2024, the trial court partially granted the claim and ordered ANSA to pay ARS 3.4 million (equivalent to USD 3) plus interest, with judicial costs to be shared equally between the parties. On April 28, 2025, the previously issued judgment was partially overturned, and ANSA was ordered to pay ARS 2.2 million, plus interest, with court costs to be shared equally. ANSA complied with the judgment and paid the total amount of ARS 12.2 million (equivalent to USD 0.01 million).

Brazil legal proceedings

Civil Proceedings

ICAB identified three payments in the total amount of approximately R$ 858,000 (equivalent to USD 138.6) made during 2014 by ICAB (when Infravix was still an indirect shareholder of Inframérica), to individuals or entities for which Inframérica was unable to clearly identify a proper purpose. On September 14, 2019, Receita Federal ordered Inframerica to pay the amount of R$1.3 million (equivalent to USD 209.9) in late taxes, claiming that these alleged payments were without cause or did not identify a beneficiary. The case is currently being investigated by the Federal Court of the Federal District where the proceedings are currently stalled. The outcome of this procedure is still uncertain. Infravix is no longer a shareholder in either ICAB or ACIB. Neither ICAB nor ACIB have been notified of any investigation against them.

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

a. Contingencies (Cont.)

Brazil legal proceedings (Cont.)

Tax Proceedings

On November 1, 2017, ICASGA initiated a lawsuit before the Municipality of São Gonçalo do Amarante to dispute the legality of the IPTU collected by the City of São Gonçalo do Amarante.

On January 18, 2018, the judge granted a provisional decision by suspending the tax collection, and on August 27, 2019, a further ruling found the collection as unfounded. The Municipality appealed and obtained a provisional decision, which allowed for the collection of such tax up to the amount of approximately R$ 17 million. On December 11, 2019, ICASGA appealed said provisional decision which was granted on May 27, 2020 and, consequently, the tax collection was suspended. The Municipality appealed again before the Brazilian Supreme Court and, on June 16, 2020, such appeal was denied.

On November 17, 2020, the State Court made its final decision and denied the Municipality’s appeal. Therefore, the judgment dismissing the collection of IPTU against ICASGA was confirmed. The Municipality filed a final appeal at the Supreme Court and on August 1, 2023 a first decision was granted, in favor of the City. The Minister decided to revoke the State Court’s last decision and ruled that the State Court had to analyze the lawsuit again. ICASGA submitted an appeal before the Supreme Court, asking for this monocratic decision to be reviewed by the other Ministers. The Supreme Court partially changed its decision, and decided to keep IPTU immunity as a rule, but to allow the Municipality to collect this tax only over the areas occupied by third parties who exploit activities unrelated to the airport public service.

After the Supreme Court’s decision, in December 2023 the Municipality rectified the value of the tax claimed from R$ 80 million (equivalent to USD 12.9 million), to R$ 8 million (equivalent to USD 1.2 million), which is the total value of IPTU for all the concession years. ICASGA filled an administrative appeal, on the grounds that the amount is not correct and should not be charged to ICASGA.

In a decision given on April 3, 2024, the Municipality: (i) revoked the IPTU tax collection for the years 2012 to 2014 and (ii) maintained the IPTU over the entire Airport through the years 2015 to 2023.

ACIB filed another administrative appeal, based on the Supreme Court decision that allows the Municipality to collect this tax only over the Airport areas occupied by third parties who exploit activities unrelated to the Airport public service, which was denied. The Municipality would have to claim the payment at Court proceeding in which case ACIB is prepared to dispute it.

In September 2014, ICAB initiated a lawsuit that dispute the legality of the IPTU collected by the Federal District. In October 2014, the judge granted a provisional decision by suspending the tax collection, and in April 2015, a further ruling found the collection as unfounded.

In June 2022, the Brazilian Supreme Court confirmed this ruling, excluding ICAB’s responsibility for the payment of IPTU and restricting this tax to the areas occupied by third parties who pursue activities unrelated to the airport. Despite the Supreme Court’s decision, the Federal District continued to make legal demands mistakenly charging IPTU against Inframerica.

There are currently five lawsuits regarding IPTU claims, amounting to USD 3.3 million approximately.

ACIB replaced ICASGA in all legal proceedings as consequence of the absorption of ICASGA by ACIB, effective as from December 31, 2023.

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

a. Contingencies (Cont.)

Ecuadorian Proceedings

Tax Proceedings

The Ecuadorian tax authority SRI determined that TAGSA owed approximately USD 3.3 million in connection with differences established by the SRI for the 2017 withholding tax determination. The request for an annulment of this determination was submitted by TAGSA on April 27, 2021 and, rejected on November 8, 2021, by the SRI. On January 31, 2022, after exhausting all administrative remedies, TAGSA filed a judicial claim for USD 4.5 million. On July 13 and September 6, 2022, hearings took place, and on October 18, 2022 a ruling was issued in favor of TAGSA. On December 12, 2022, the SRI submitted a cassation appeal against the ruling, which was accepted by the National Court on July 6, 2023. On July 14, 2023, TAGSA submitted its response and on July 2, 2024, the Court issued a final decision in favor of TAGSA, confirming the previous ruling. On July 31, 2024, SRI raised an Extraordinary Protection Action against the ruling issued by the National Court of Justice. On October 21, 2024, the Admission Chamber of the Constitutional Court of Ecuador rejected this action, leading to the case being archived. On April 22, 2025, the release of the guarantee of USD 0.5 million, associated with the claim was ordered.

Italian proceedings

TA entered into two preliminary sales contracts with NIT in 2018 committing to purchase, from NIT itself, land and buildings located in the “Piana di Castello” near the Municipality of Florence. For the first contract, the expected price was equal to EUR 75 million, of which EUR 3 million were paid as a deposit at the time of the execution, while for the second the expected price was EUR 90 thousand, of which EUR 9 thousand had been already paid.

On September 10, 2021, NIT filed a claim before the Civil Court of Milan - claiming the fulfillment of the conditions precedent required to obtain the issuance of a constitutive sentence pursuant to art. 2932 of the Italian Civil Code, - condemning TA to pay the remaining contract price (EUR 72 million the first contract and EUR 81 thousand for the second contract), in addition to the incurred costs and damages.

On January 20, 2022, TA answered the claim by rejecting all the requests made by NIT, as inadmissible and unfounded; taking into consideration the non-occurrence of the conditions precedent, and requesting NIT to immediately return the sums already paid by TA.

The parties submitted their final briefs in December 2023, and On May 1, 2024, the Court issued the ruling in which NIT’s claim was rejected and NIT was condemned to return to TA the sums that had been paid as deposit, plus interest and legal costs.

On May 31, 2024, TA received from NIT reimbursement of the deposit plus interests (EUR 4.7 million). On November 22, 2024, NIT appealed the first instance ruling. On May 23 2025, the parties reached a settlement under which TA renounced its right to claim the EUR 0.1 million (legal costs and related charges) from NIT, and NIT, in turn, waived its right to further challenge the Appeal Court’s decision before the Cassation Court. As a result, the claim is now considered fully and finally resolved.

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

a. Contingencies (Cont.)

Peruvian proceedings

On July 13, 2017, the Government of Peru notified the unilateral decision to rescind the concession agreement for the Nuevo Aeropuerto Internacional de Chinchero.

On June 21, 2018, an arbitration procedure request was submitted by KW to the competent authority ICSID (known as CIADI in Spanish). On the same date, CASA also submitted to CIADI a request for the arbitration procedure under the Bilateral investment treaty framework. Both procedures before CIADI shall be carried out in a single docket.

On August 10, 2023, KW received notification from the CIADI Arbitral Court finding that the unilateral termination of the Concession Agreement by the Peruvian Ministry of Transports and Communications was arbitrary and unjustified. The Arbitral Court determined the final award for damages and losses, and on February 28, 2024, both parties submitted further information that was required by the Tribunal to calculate the lost profits based on the invested amounts and the recognition of interests.

On May 9, 2024, ICSID/CIADI confirmed that “Peru breached the concession contract by terminating it without a well-founded reason of public interest” and ordered that “damages in the amount of USD 91.2 million (including interest to February 28, 2024) had to be paid to KW.

In December 2025, KW and the Government of Peru reached a final agreement regarding the compensation to be paid in full satisfaction of the final award issued by the CIADI (see Note 33), in the amount of USD 91.2 million. As a result of this agreement, the uncertainty regarding the recoverability of the award ceased. The Company holds an indirect 50% equity interest in KW. Accordingly, the Company recognized its share of the net amount, after applicable taxes, costs or expenses, in these Consolidated Financial Statements, resulting in an income in share of associates of USD 31.3 million.

Following advice taken from local counsel, no provision has been recognized at December 31, 2025, in relation to the above proceedings, except those specifically mentioned.

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

b. Commitments

				Current
		Number of	Concession Start	Concession
Country	Concession	Airports	Date	End Date	Extension Details
Argentina	AA2000	35	1998	2038
	ANSA	1	2001	2026
	BBL	1	2008	2033	10 years
Italy	TA (SAT)	1	2006	2048
	TA (ADF)	1	2003	2045
Brazil	ICAB	1	2012	2037	5 years
Uruguay	PDS	7	2003	2053(1)
	CAISA	1	1993	2043(2)
Ecuador	TAGSA	1	2004	2031
	ECOGAL	1	2011	2032(3)
Armenia	AIA	2	2002	2067(3) (4)
Total		52

(1)	In 2021, the Group obtained a twenty-year extension and the concession of six new regional airports, of which PDS has taken control between 2022 and 2025.
(2)	In 2024, the Group obtained a ten-year extension until 2043.
(3)	In 2026, the concession terms have been extended, please refer to note 33.
(4)	The agreement provides for the possibility to discuss future extensions upon mutual agreement.

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

b. Commitments (Cont.)

Argentine Concession Agreement

In February 1998 AA2000 was awarded the concession agreement for the use, operation and management of 33 airports in Argentina (the “Group A” airports). The concession agreement was subsequently amended and supplemented by the memorandum of agreement it entered into with the Argentine National Government on April 3, 2007 (the “Memorandum of agreement”). References to the concession agreement amended and supplemented by the Memorandum of Agreement are carried out as the “Argentine Concession Agreement”.

Likewise, and in order to be able to continue with the policies related to the expansion of the aviation market, AA2000 was awarded the concessions for the operation of the El Palomar Airport and Termas de Rio Hondo Airports, which were brought under the AA2000 Concession Agreement pursuant to Decree No. 1107/2017 and Resolution of ORSNA No. 27/2021 respectively.

The Argentine Concession Agreement was granted for an initial period of 30 years through February 13, 2028 and an additional extension period of up to 10 years.

In December 2020, the Argentine Government extended the term of the AA2000 Concession Agreement to February 2038.

Obligations assumed by AA2000 as Concessionaire

Under the terms of the Concession Agreement, AA2000 is responsible for several functions in connection with the airports, among others; operating airport services and facilities in a reliable manner, implementing the master plans approved by the ORSNA, investing in airport infrastructure in accordance with the applicable investment plan and, the maintenance of airports as foreseen under the concession agreement.

Pursuant to the Technical Conditions of the Extension approved by Decree No. 1009/2020, other financial commitments were imposed on AA2000 including the availability of funds to make direct investments.

The Financial Projection of Income and Expenses attached to the Technical Conditions of the Extension include the detail of the estimated dates by which the required commitments and capital expenditures have to be performed.

The Argentine Concession Agreement requires AA2000 to formulate a master plan for each of its airports. Each master plan establishes the investment commitments for each airport during the term of the Argentine Concession Agreement, taking into account the expected demand of aeronautical and commercial services. AA2000 determined the capital expenditures for the periods 2021, 2022-2023; 2024-2027 and 2028-2038.

AA2000’s capital expenditures under the Technical Conditions of the Extension equals the aggregate amount of approximately USD 500 million plus VAT, to be executed in two phases: (i) phase 1, approximately USD 336 million plus VAT to be executed preferably within 2022 and 2023, and (ii) phase 2, annual investments of approximately USD 41 million plus VAT between 2024 and 2027, for a total of approximately USD 164 million plus VAT. Investments between 2028 and 2038 will be further determined based on the operational needs of the airport system and will take into consideration the economic equilibrium of the concession.

As of December 31, 2025, AA2000 completed the infrastructure works committed within phase 1, while it is currently executing the phase 2 commitment. With respect to the phase 2 commitment, AA2000 executed works for USD 106 million (VAT included), which surpasses the required commitment amount under this phase. AA2000 has submitted the details of the works performed from 2022 to 2025, which are currently under review of the ORSNA.

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

b. Commitments (Cont.)

Argentine Concession Agreement (Cont.)

Obligations assumed by AA2000 as Concessionaire (Cont.)

On December 9, 2024, ORSNA notified the issuance of Resolution RESFC-2024-36-APN-ORSNA#MTR, approving the Review of the Financial Projection of Income and Expenses used for the calculation of the concession fees owing for the periods 2021, 2022, and 2023. AA2000 had requested the review of the financial projections in connection with capital and maintenance expenses and the projections of passenger traffic, commercial revenues and maintenance expenses. The request also addresses delays in economic equilibrium revisions and discounts on some rates. On August 7, 2025, ORSNA and AA2000 jointly agreed to suspend the deadlines foreseen for the review process. The procedural deadlines have been further requested to be suspended until April 16, 2026, which remains subject to court approval.

Pursuant to the terms of the Argentine Concession Agreement, the Argentine National Government will have the right to buyout the concession at any time as from February 13, 2018. If such right is exercised, the Argentine National Government is required to indemnify AA2000 and assume in full any debts incurred by AA2000 to acquire goods or services for purposes of providing airport services, except for debts incurred in connection with the investment plan for which AA2000 would be compensated as part of the payment made to AA2000 by the Argentine Government.

Additionally, the Argentine Concession Agreement defines some additional conditions upon which either the Argentine National Government or AA2000 could demand the termination of the agreement. Termination of the AA2000 Concession Agreement would constitute a default under the Senior secured guarantee notes due 2027, the Class 1 Series 2021 Notes due 2031.

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

b. Commitments (Cont.)

Argentine Concession Agreement (Cont.)

Concession fees

Under the terms of the Argentine Concession Agreement, AA2000 is required to allocate monthly an amount equal to 15% of revenues (in ARS) to the Specific Allocation of Revenue, as follows:

-

11.25% of total revenue to a trust for the development of the Argentine National Airport System to fund capital expenditures for the Argentine National Airport System. Of such funds, a 30% are deducted for deposit in an account to the order of the National Administration of Social Security of Argentina. The ORSNA will determine which construction projects within the Argentine National Airport System shall be implemented with such funds, whether at airports operated by AA2000 or not. AA2000 may file proposals with the ORSNA, which, together with the ORSNA’s proposals, shall be communicated to the Secretary of Transportation, which shall decide the application of the trust funds.

-	1.25% of total revenue to a fund to study, control and regulate the Argentine Concession, which shall be administered and managed by the ORSNA.
-	2.5% of total revenue to a trust for investment commitments for the “Group A” airports of the Argentine National Airport System. (Those operated by AA2000).

In lieu of putting money into the trust AA2000 may provide evidence of the provision of aeronautical and/or airport services performed within the framework of the concession. Acceptance of those credits is subject to approval of the Secretary of Transportation and the ORSNA.

Guarantees

In order to guarantee performance of the works, AA2000 has posted a surety bond to comply with the investment plan guarantee required by the ORSNA amounting as of December 31, 2025 to USD 25 million. Additionally, AA2000 provides a performance guarantee for concession contract fulfillment for the total amount of ARS 32,979 million (approximately USD 22.7 million) which is renewed on an annual basis.

Insurance

In addition, AA2000 is required to maintain a civil liability insurance policy covering personal and property damages, loss or injury in an amount of at least ARS 300 million (approximately USD 0.2 million). AA2000 has contracted an insurance policy for an amount of USD 300 million covering liabilities that may arise under civil law in connection with the management and development of works at the airports. Additionally, AA2000 maintains insurance policies covering operational risk and construction risk up to USD 3,184 million and USD 40 million, respectively.

In addition to the airports operated under the AA2000 Concession Agreement, the Group also operates the Neuquén Airport and the Bahía Blanca Airport.

The Neuquén Airport and the Bahía Blanca Airport are not material to CAAP’s business.

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

b. Commitments (Cont.)

Uruguayan Concession Agreements

Carrasco International Airport and New Airports

PDS signed with the Uruguayan Government a concession agreement which granted from year 2003 to 2023 the management, exploitation, construction, maintenance and operation of Carrasco International Airport “Gral. Cesáreo L. Berisso”. A first amendment to the contract dated September 2, 2014 extended the concession until November 20, 2033. As of November 8, 2021, a second amendment to the concession agreement was made, modifying among other things, (i) the term of the agreement to November 20, 2053, (ii) the number of airport (six additional new airports located in Rivera, Salto, Carmelo, Durazno, Melo, Paysandú, (“New Airports”) were added) and (iii) capital expenditures to be made by PDS in connection with the development of the New Airports (USD 67 million in the aggregate between 2022 and 2028 in accordance with the following investment schedule, which may be adjusted as a result of force majeure events and certain other particular circumstances: USD 13 million during 2022, USD 32 million during 2023, USD 18 million during 2024; and USD 4 million during 2028).

The operation of the New Airports by PDS under the amended concession agreement started progressively in 2022. As of December 31, 2025 all the New Airports are fully operational.

Obligations assumed by PDS as Concessionaire

Under the terms of the Concession Agreement, PDS is responsible for several functions in connection with the airports, among others; operating airport services and facilities in a reliable manner, make investments and maintenance as described in the technical attachments to the concession agreement, maintain the guarantees and insurance policies valid and current, pay the annual concession fee.

On May 15, 2024, PDS signed amendments to its concession agreement to include part of the old passenger terminal of the Carrasco International Airport into the concession, PDS plans to invest in order to expand its cargo activities, in particular, pharma and courier services. In counterpart, PDS will pay an additional fee.

Additionally, PDS committed to invest in a new Instrument Landing System (ILS) category IIIb, similar to those utilized in the world’s major airports. This system will enable aircraft to land safely in adverse weather conditions, thereby enhancing air connectivity, increasing predictability for airlines, and providing a competitive advantage for aviation development. The amendment foresees a tariff adjustment (approach fee) that can be charged by PDS.

During the next five years, PDS is committed to make additional capital expenditures in the amount of USD 56.8 million.

Upon execution of the amended concession agreement, the Uruguayan Ministry of Defense will still have the right, with prior authorization from the Uruguayan executive power, to terminate the concession agreement prior to the scheduled termination date due to reasons based on “public interest”. In this case, an indemnification amount shall be paid the amount of which depends on whether the termination relates to one or more of the New Airports (partial termination) or to the Carrasco International Airport (full termination).

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

b. Commitments (Cont.)

Uruguayan Concession Agreements (Cont.)

Carrasco International Airport and New Airports (Cont.)

Obligations assumed by PDS as Concessionaire (Cont.)

Additionally, the concession agreement may be terminated by the Defense Ministry (with prior approval of the executive power) upon repeated and material breaches of the concession agreement by PDS. In the event of force majeure (e.g., the destruction severe damage that prevents the airport’s operations), the Defense Ministry will be entitled to terminate the concession agreement without paying the termination payment to PDS and collect all of the indemnification payments under all of the airport’s insurance policies. Alternatively, the Defense Ministry could request PDS to re-build the airport if the reconstruction of the airport does not alter the terms of the concession agreement. The concession agreement may be also terminated by mutual agreement (with prior approval of the Uruguayan executive power). No termination fee is payable by any party in this circumstance.

Concession fees

Pursuant to the concession agreement, PDS is required to pay to the Uruguayan Government an annual fee, which will be the higher of: a) USD 6,056; or b) the amount resulting from multiplying the work units (per passenger or per each 100 kilograms of cargo or mailing) by USD 0.00557, plus applicable cargo fees. The aforementioned 2014 amendment established additional fees based on the number of passengers that use the Carrasco Airport and as long as the number of passengers exceed 1.5 million passengers per year. These additional fees are calculated by multiplying the number of passengers by a fixed coefficient, depending on the volume of passengers.

Guarantees

Based on the above, PDS is required to provide the following guarantees: a guarantee securing the completion of the construction works for a total amount as of December 31, 2025 of USD 3.9 million and a performance guarantee for USD 7.6 million that will be returned to PDS six months after the expiration of the concession agreement.

Insurance

PDS must contract civil liability insurance against damages, losses or injuries that could be caused to persons or property in relation to the performance under the concession agreement, with itself and the Uruguayan Ministry of Defense as loss payees, to cover all risks until termination or expiration of the concession. The minimum coverage amount is USD 250 million. As of December 31, 2025, the coverage amount is approximately USD 646 million.

Punta del Este Airport

CAISA signed with the Uruguayan Government a concession agreement which grants until the year 2019 for the reconstruction, maintenance and partial operation of the services of International Airport C/C Carlos A. Curbelo (Laguna del Sauce) – Punta del Este, starting to operate in 2008.

As of June 28, 2019, the concession agreement between CAISA and the Ministry of Defense was amended extending its term to March 31, 2033.

On May 15, 2024, CAISA signed an amendment to its concession agreement that includes the extension of the term of the concession for a ten-year period to 2043, the removal of certain investment projects amounting to USD 7.6 million, and a new commitment to invest USD 3.0 million within the period of 2024-2026.

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

b. Commitments (Cont.)

Punta del Este Airport (Cont.)

Terms of the Punta del Este Concession Agreement extension include a minimum annual concession fee of USD 500 and incremental capital expenditures of approximately USD 35 million, including the construction of a new general aviation terminal building, remodeling of boarding areas and a new VIP lounge, together with implementation of technology and innovation to improve the passenger experience. In June 2024, the minimum annual concession fee was increased from USD 611 up to USD 649, while in September 2025 increased up to USD 666 aligned with an increase in tariffs.

During the next five years and upon execution of the amendment, CAISA expects to incur additional capital expenditures in the amount of USD 3.5 million, all required by contract.

Based on the above, CAISA was required to provide the following guarantees: a guarantee securing the completion of the construction works and a guarantee for concession contract fulfillment for USD 1.0 million and USD 0.4 million respectively.

Additionally, CAISA must contract civil liability insurance against damages, losses or injuries that could be caused to persons or property in relation to the performance under the concession agreement. The amount insured as of December 31, 2025 is approximately USD 369.3 million.

Ecuadorian Concession Agreement

TAGSA

TAGSA has a concession agreement which granted until July 27, 2029 the development, operation and maintenance of JJO. On July 20, 2021 TAGSA, AAG and the Municipality of Guayaquil entered into an amendment of the agreement resolving to extend the concession of the Guayaquil airport for additional two years, i.e. until July 27, 2031.

Obligations assumed by TAGSA as Concessionaire

Under the terms of the Concession Agreement, TAGSA is responsible for several functions in connection with the airport, among others; operate and manage the airport, make investments and maintenance specified in the Concession Agreement and expansion of the national terminal, pay the annual concession fee, provide other non-aeronautic services.

On July 6, 2018, TAGSA amended the concession agreement (the “Guayaquil Concession Agreement”) which established new additional works for an amount of USD 32.2 million to be completed by TAGSA prior to the end of the concession’s term. As of December 31, 2025 TAGSA is committed to make additional capital expenditures in the amount of USD 2.3 million.

The concession agreement may be terminated prior to the scheduled termination date upon the breach by TAGSA and/or by AAG of its obligations stipulated in the concession agreement or any amendment as well as due to mutual agreement of the parties.

Concession fees

TAGSA was required to pay the annual concession amount to a trust, which amounts to 55.25% of gross revenues from tariffs and charges, and certain other commercial revenues from the operation of JJO to the Trust Fund for Development of the New Airport of Guayaquil, plus a fixed amount of USD 1.5 million per year for administrative services. The Guayaquil Concession Agreement included an increase of USD 524.6 (for the six-month period from August 2019 to January 2020) on a one-time basis; thereafter the amount and calculation applied in the previous period will be maintained. Due to COVID-19 pandemic, on July 20, 2021 a reduction of the annual concession fee to be paid in 2021 from 55.25% to 53.66% was agreed. In addition, from 2022 and until the economic and financial equilibrium is met, the concession fee to be paid will be 50.25%.

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

b. Commitments (Cont.)

Ecuadorian Concession Agreement (Cont.)

Guarantees

TAGSA is required to maintain a performance bond as security for the timely fulfillment of the obligations under the concession agreement of USD 3.0 million for the rest of the concession. In addition, TAGSA is required to maintain a performance bond for the payments to the Trust for the development of the new Guayaquil Airport that corresponds to an amount of 20% of the amount that is required to be paid by TAGSA to the Trust minus the amount of the performance bond of Guayaquil Concession Agreement. The current amount of the performance bond is USD 6.7 million.

Insurance

In addition, TAGSA is required to maintain a civil liability insurance policy covering personal and property damages, loss or injury. TAGSA has taken out an insurance policy for an amount of approximately USD 581.9 million covering liabilities that may arise under civil law in connection with the management and development of work in the airports.

ECOGAL

ECOGAL has a concession agreement, which granted until 2026 the development, operation and maintenance of Seymour Airport in Galapagos Island. The term of the concession has been extended, see Note 33.

ECOGAL is required to maintain a bank guarantee of USD 700 to the “DGAC”, which should be in place during the term of the Galapagos Concession Agreement. This bank guarantee is in force as of December 31, 2025.

Brazilian Concession Agreement

ICAB signed with the Brazilian ANAC a concession agreement which grants the construction, operation and maintenance of the airport of Brasilia for a period of 25 years from 2012. They can be extended for another five years if necessary to reestablish economic equilibrium.

Obligations assumed by ICAB as Concessionaire

Under the terms of the Concession Agreements, ICAB is responsible for several functions in connection with the airports, among others; provide adequate services to passengers and users of the airports, provide proper services, presenting the Brazilian ANAC with an Infrastructure Management Plan and Services Quality plan every five years making any necessary investments to expand airport operations to sustain the required service levels. During the next five years, ICAB expects to incur additional mandatory investments in the amount of USD 3.1 million with respect to the Brasilia Airport.

The Brazilian Concession Agreement will be deemed terminated prior to the scheduled termination date upon any of the following events;

-	the expropriation of the concession by the Brazilian ANAC for reasons of public interest;
-	forfeiture declaration by the Brazilian ANAC as a result of the breach of material contractual obligations by ICAB pursuant to Article 38 of the Brazilian Concessions Law;
-	termination by a judicial order resulting from an action filed by ICAB based upon the breach of the Brazilian ANAC obligations;
-

the annulment of the Brazilian Concession Agreements by a judicial or administrative order based on the discovery of illegalities or irregularities in the tender documents, in the bid process or in the Brazilian Concession Agreement; or

-	bankruptcy or liquidation of ICAB, as the case may be.

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

b. Commitments (Cont.)

Brazilian Concession Agreement (Cont.)

Obligations assumed by ICAB as Concessionaire (Cont.)

If the Brazilian Concession Agreement is terminated in connection with a forfeiture declaration issued by the Brazilian ANAC, then the amount of the indemnification payment will be limited to the non-amortized amount of assets reverted to the Brazilian Government less the amount of (i) any applicable losses; (ii) fines; and (iii) insurance payments received by ICAB, in each case, in connection with the events and circumstances that resulted in the forfeiture declaration.

Concession fees

Grant payment obligations arising from this concession agreement are described in Note 23.

Guarantees

Under the Brazilian Concession Agreement, the Brazilian concessionaires are required to provide certain performance bonds for some events. Main performance bonds relates to Phase I-B and Phase II events. The current amount of Phase II is R$ 283.7 million (equivalent to USD 51.6 million) in ICAB.

Re-bidding of the Natal Airport

On March 5, 2020, CAAP announced that its subsidiary ICASGA filed a request to the Brazilian ANAC to commence the re-bidding process of the Natal Airport, pursuant to Law No. 13,448 of July 5, 2017, and the Brazilian ANAC Resolution No. 533 of November 7, 2019.

On August 24, 2020, Natal Airport was qualified to go through the re-bidding process.

However, despite the fact that ICASGA may no longer hold the right to operate Natal Airport until the end of the original term the re-bidding process was not effective until certain aspects beyond ICASGA’s control were confirmed, namely; i) that the re-bidding procedure for determining the new concessionaire be successfully completed and ii) that the bid offered by the winner of the bidding process be sufficient to pay the indemnity owed by the Brazilian ANAC to ICASGA.

The auction successfully took place on May 19, 2023. On September 12, 2023, a contract between the new concessionaire and the Brazilian ANAC was signed, starting the process of approval of the compensation payment to ICASGA.

The total amount of the indemnification was finally approved by the National Congress and endorsed by the President of Brazil on December 27, 2023 crystalizing a final gross indemnification of R$ 609.5 million (equivalent to USD 125.9 million).

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

b. Commitments (Cont.)

Brazilian Concession Agreement (Cont.)

Re-bidding of the Natal Airport (Cont.)

Considering that all conditions for the concession agreement amended to be effective were met, as of December 31, 2023, a net gain of USD 166.5 million was recognized in ICASGA, mainly due to a gain for the reversal of impairment losses recognized in previous periods over intangible assets of USD 103.8 million and other operating income that includes the compensation for the assets and liabilities of the concession for a total of USD 62.7 million (Note 8). The related concession assets, including the concession intangible asset, and liabilities were derecognized as of December 31, 2023. The transaction did not have an impact on income tax as unrecognized tax loss carry forwards were used to compensate the current tax expense for an amount of approximately R$ 36.8 million (equivalent to USD 7.4 million). Based on tax advice received, management considers that the deduction of 100% of the tax loss carryforwards can be applied.

On December 29, 2023, the Brazilian Government made a partial payment deducting all the obligations related to fixed and variable concession fees and including the receivables related to re-equilibriums (a total net payment of R$ 199.7 million equivalent to USD 41.3 million), extinguishing all the concession fees obligations that ICAGSA maintained. On January 5, 2024, the remaining balance of the indemnification was collected, totaling USD 90.6 million.

Additionally, on December 31, 2023, following ICASGA’s absorption by ACIB, a Brazilian subsidiary of CAAP, all the rights and obligations of ICASGA were transferred to ACIB.

Related to this process, a final settlement of accounts between ANAC and ACIB was pending. In July 2025, ANAC determined that a credit totalling to R$ 7.6 million, equivalent to USD 1.4 million was to be paid to ACIB in connection with the return of the assets, amount which sum is reported in Other operating income in the Consolidated Statement of Income. As of December 31, 2025, payment of this credit is pending and therefore the credit has been restated by the Brazilian IPCA as of December 31, 2025, now amounting to R$ 9.4 million, equivalent to USD 1.7 million.

Armenian Concession Agreement

AIA CJSC has been awarded a concession agreement, which grants until year 2032 the exclusive exploitation, administration, maintenance and operation of Yerevan airport, Zvartnots and Shirak Airport. At the end of the concession period, the Company has the option to indefinitely extend the term of the concession agreement for additional periods of five years. The Armenian Concession Agreement does not require AIA to pay any fee or other consideration of any kind whatsoever for the rights granted to it under the Armenian Concession Agreement. Within the scope of the Armenian Concession Agreement the Company planned to build a new terminal in three phases. The first two phases are completed, which mainly included the construction of a new terminal for arrivals and departures.

Obligations assumed by AIA as Concessionaire

Under the terms of the Concession Agreement, AIA is responsible for several functions in connection with the airports, among others; operate and manage the airports, comply with the master plan, provide the Armenian Government with an annual report (and such other reports as the Armenian Government may reasonably request) on the development of the management, exploitation and operation of the airport.

Every five years during the term of the concession, the Company is required to submit a Master Plan to the Government of the Republic of Armenia, which describes the works to be executed in that five-year period, including the corresponding preliminary estimates and also sets forth the guidelines for the works and operations related to improvement and maintenance of the Airport during the remaining part of the term, as well as the description of actual works. The Master Plan will be updated every five years and extended to cover the 30-year term of the Armenian Concession Agreement.

AIA’s management has presented to the Armenian Government a new draft Master Plan in order to determine the capital expenditures to be incurred in Zvartnots Airport and Shirak Airport until 2033. See Note 33.

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

b. Commitments (Cont.)

Armenian Concession Agreement (Cont.)

Obligations assumed by AIA as Concessionaire (Cont.)

The Armenian Concession Agreement may be terminated prior to the scheduled termination date upon the occurrence of any of the following events:

-concession manager’s breach of certain obligations;
-bankruptcy of the concession manager;
-administrative discretionary act;
-the Armenian Government’s breach of any of its obligations; and
-force majeure events.

Italian Concession Agreement

TA has the concession of the airports of Pisa and Florence, starting to operate both airports in 2014.

The concession for Pisa Airport (“Pisa Concession”) was approved on December 7, 2006, with the Inter-Ministerial Decree issued by the Ministry of Transportation, the Ministry of the Economy and the Ministry of Defense. The Concession Agreement initially expires on December 7, 2046.

The Florence Concession was approved on March 11, 2003, with the Inter-Ministerial Decree issued by the Ministry of Infrastructure and Transport and the Ministry of the Economy and Finance. In order to meet the urgent need to implement the relevant legal framework, the abovementioned Inter-Ministerial Decree provided the extension of the duration of the concession to 40 years. The Concession Agreement initially was due to expire on February 10, 2043.

In view of the drop in traffic at Italian airports deriving from the Covid-19 virus outbreak and in order to contain the consequent economic effects, the term of all the current concessions for the management and development of airport activities was extended by two additional years under Law No. 77 of July 17, 2020, which amends Article 202 paragraph 1-bis of Decree-Law No. 34 of May 19, 2020, extending Pisa and Florence concessions until 2048 and 2045, respectively.

Obligations assumed by TA as Concessionaire

Under the terms of the Concession Agreements, TA is responsible for several functions in connection with the airports, among others; organize and manage the airport business, pay the annual concession fee, guarantee the suitability of the standards of offered services.

Pursuant the terms of the Italian Concession Agreements, TA is required to present a long-term master plan for each individual airport. The master plan projections (including traffic, operating expenses, investment commitments, etc.) are used by ENAC (Italian regulatory authority) to determine airport tariffs and are revised every four years. Once approved by ENAC, the investment commitments in the master plan become binding obligations under the terms of the respective Concession.

TA is undergoing the authorization process for the Florence Airport master plan. Following judicial proceedings and subsequent regulatory changes, the project was revised and a new master plan with a 2035 horizon was defined. On November 12, 2025, the Environmental Impact Assessment decree was published, with a positive outcome. The decree, which incorporates the Environmental Impact Assessment Commission’s assessment of the effectiveness of the environmental impact mitigation measures proposed by TA, constitutes the preparatory act for the Services Conference. The Service Conference represents the next step in the authorization process for the construction of the new runway and terminal at the Florence airport.

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

b. Commitments (Cont.)

Italian Concession Agreement (Cont.)

Obligations assumed by TA as Concessionaire (Cont.)

On October 24, 2017, ENAC approved and signed 2015-2028 master plan for the Pisa airport.

Both, Pisa and Florence Concession Agreements provide that, in the event needs of public interest arise, TA may request that the concessions be revoked, at which time TA will assume the burden of making all compensatory payments to be determined with the relevant third parties and after consulting ENAC.

The concessions granted may be forfeited before their expiration date upon the occurrence of specified events of default. If any of the concessions are revoked before its expiration, whether through a forfeiture or termination due to an event of default, ENAC shall regain the rights over the assets which were assigned to TA.

Concession fees

As consideration for both airport concessions granted by ENAC, TA is required to pay annual fees to be determined pursuant to Law No. 662/1996, which states that the relevant fees shall be the subject of the joint determination of the Ministry of Finance and the Ministry of Infrastructure and Transport. The fees are established by Inter-Managerial Decree (decreto interdirigenziale) dated June 30, 2003, which provides the adoption of a workload unit criteria, where each unit corresponds to one passenger or 100 kg of goods or post.

Concession fee payments are to be made in two separate installments, the first one to be made each July 31 and the second one each January 31 of each year during the concession agreement. The following year, each payment shall be equivalent to 50% of the annual concession fee payments. The value of the minimum concession fee is adjusted on an annual basis according to inflation.

Guarantees

Suretyships provided to third parties on behalf of TA (EUR 8.5 million as of December 31, 2025, equivalent to USD 10.0 million) mainly refer to performance bonds with ENAC as beneficiary, in order to guarantee full and exact fulfillment of the obligations of the concessionaire under the concession agreements; of the Municipalities of Pisa and Florence to ensure compliance with municipal regulations in the execution of works for the expansion of the airports infrastructure by TA and other items.

Under the Pisa and Florence Concession Agreement, TA shall procure an insurance policy, for an amount to be determined in agreement with ENAC, in order to cover a series of risks related to the assets used either directly or indirectly in the airport management business (e.g., fires, aircraft crashes, damages due to transported goods, machinery or natural events). TA has taken out insurance policy for an amount of about EUR 885 million covering property damages, business interruptions and airport liabilities.

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

b. Commitments (Cont.)

Insurance

CAAP - Preferred bidder to operate Abuja and Kano airports in Nigeria

In October 2022, a consortium formed by CAAP, Mota - Engil, Engenharia e Construção África S.A., and Mota - Engil Nigeria Limited (the “Consortium”), of which the Company holds a 51% stake, has been declared by the Federal Government of Nigeria as preferred bidder for the Abuja and Kano airports and cargo terminals concessions.

In May 2023, the structure under the Consortium was created in Nigeria, with CAAN as a holding company and KACC and AACC as operating companies related to the Kano and Abuja airports and cargo terminal concessions respectively. As of December 31, 2025, CAAP holds indirectly a 51% of ownership of CAAN, which is in turn 100% owner of KACC and AACC.

On April 7, 2025, the Federal Government of Nigeria discontinued the previous concession allocation processes for four international airports (Lagos, Abuja, Kano, and Port Harcourt). The Government informed the Company that the concessions bidding process will be restructured and re-advertised. Considering the latest communication exchanges, the Company is assessing the impact of the decision communicated by the Government and the next steps to be taken in connection with the procedure. As of December 31, 2025, the Nigerian companies created by the Consortium in anticipation of the operation of the Abuja and Kano concessions remained inactive.

CAAP – Award agreement to operate Baghdad International Airport in Iraq

On November 5, 2025, CAAP and Amwaj International for Real-Estate Investments Co. Ltd. signed an award agreement with the Government of Iraq, following an international tender process to operate Baghdad International Airport. Pursuant to the terms of the award agreement, the Parties had a term of ninety days (which may be extended by mutual agreement) to negotiate in good faith and enter into the respective Public-Private Partnership agreement. The parties are currently negotiating an extension of this period. On September 30, 2025, a bank counter-guarantee totaling the equivalent to USD 2.1 million was issued connection with this airport concession tender. The expiration date of this guarantee is November 1, 2026.

CAAP – Award agreement to operate Dr. António Agostinho Neto International Airport in Angola

On December 11, 2025, the Ministry of Transport of the Republic of Angola signed a communication related to the award decision in the tender process for the operation, management and maintenance of Dr. António Agostinho Neto International Airport, in favor of the consortium formed by CAAP and Mota-Engil Engenharia e Construção África S.A., and Bestfly Lda. The decision follows a competitive process conducted in full compliance with applicable legal and technical standards in Angola. The parties are in the process of negotiating the corresponding concession agreement.

Other commitments

As of December 31, 2025, TAC holds guarantees related to construction works for EUR 0.4 million, equivalent to USD 0.5 million.

As of December 31, 2025, CAAP guarantees an energy supply contract signed by ICAB covering the purchase of electric power for R$ 1.1 million (equivalent to approximately USD 0.2 million).

On May 6, 2025, a bank guarantee totaling EUR 1.2 million (equivalent to USD 1.4 million) was issued by Unicredit Bank in favor of CAAP to support an offer made in connection with an airport concession tender. This guarantee will remain in full force until May 9, 2026, and is secured by a deposit equal to the amount of the guarantee, which is reported in the Other financial assets at amortized cost line of these Consolidated Statements of Financial Position.

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

c. Restrictions to the distribution of profits and payment of dividends

As of December 31, 2025, 2024 and 2023, equity as defined under Lux GAAP consisted of:

	At December 31,
	2025	2024	2023
Share capital	165,219	163,223	163,223
Share premium	221,434	183,430	183,430
Reserve for own shares	3,918	4,094	4,322
Legal reserve	10,017	7,419	3,676
Free distributable reserves	378,910	378,910	378,910
Non-distributable reserves	1,354,109	1,353,934	1,353,706
Retained earnings	187,460	86,099	37,890
Total equity in accordance with Luxembourg law	2,321,067	2,177,109	2,125,157

At least 5% of the Company’s net income per year, as calculated in accordance with Luxembourg law and regulations, must be allocated to the creation of a legal reserve equivalent to 10% of the Company’s share capital. Dividends may not be paid out of the legal reserve. The Company may pay dividends to the extent, among other conditions, that it has distributable retained earnings calculated in accordance with Luxembourg laws and regulations.

On May 22, 2025, CAAP held its Annual General Meeting of Shareholders in Luxembourg, where the shareholders approved the Company’s financial statements as of December 31, 2024, and resolved to allocate USD 2,598, representing 5% of the profit generated during the 2024 financial year, to legal reserve.

On May 22, 2024, CAAP held its Annual General Meeting of Shareholders in Luxembourg, where the shareholders approved the Company’s financial statements as of December 31, 2023, and resolved to allocate USD 3,743, representing 5% of the profit generated during the 2023 financial year, to legal reserve.